Debt - Maturities (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Debt Maturities
Due in 2022	$ 400.0
Due subsequent to 2022	1,200.0
Total Long-Term Debt, net	$ 1,579.5	$ 861.2